Provision for environmental rehabilitation (Tables)	6 Months Ended
Jun. 30, 2026
Schedule of Environmental Rehabilitation Provision

The provision for environmental rehabilitation consists of mine closure, reclamation and retirement obligations for mine facilities and infrastructure. The Company has recorded the following provision for environmental rehabilitation.

	June 30, 2026	December 31, 2025
	$	$
Opening	669,689	14,155,881
Unwinding discount	13,953	402,875
Change in estimate	—	222,159
Disposal of Mineral Ridge (Note 5)	—	(14,111,226)
Ending	683,642	669,689

Current	—	—
Non-current	683,642	669,689
Ending	683,642	669,689